Income tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Decommission provisions	$ 0.8	$ 0.5
Property, plant and equipment	0.0	0.0
Reserves and accrued expenses	28.6	40.5
Tax losses carried forward	143.5	122.1
Interest allowance	35.0	36.1
Deferred revenue	0.7	0.7
Valuation allowance	(180.0)	(184.4)
Deferred tax assets, net of valuation allowance	28.6	15.5
Deferred tax liabilities
Deferred job costs	(3.3)	(0.7)
Accelerated asset costs	(2.0)	(1.4)
Inflation adjustment	0.0	0.0
Depreciation	(17.7)	(8.8)
Other timing differences	(6.6)	(6.4)
Deferred tax liabilities, net of valuation allowance	(29.6)	(17.3)
Net deferred tax liability	$ (1.0)	$ (1.8)